Voyage Expenses and Commissions (Tables)	12 Months Ended
Dec. 31, 2018
Voyage Expenses and Commission
Schedule of voyage expenses and commissions

	For the year ended December 31,
	2016	2017	2018
Brokers' commissions on revenues	3,976	4,648	4,296
Bunkers' consumption and other voyage expenses	357	2	2,826

Total	4,333	4,650	7,122